UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 47TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Thomas C. Mandia, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 1, 2021–June 30, 2022

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22334
Reporting Period: 07/01/2021 - 06/30/2022
Western Asset Global Corporate Defined Opportunity Fund Inc.

========= Western Asset Global Corporate Defined Opportunity Fund Inc. =========

MARSTON'S ISSUER PLC

Ticker:       MARSLN         Security ID:  XS0226897030
Meeting Date: AUG 17, 2021   Meeting Type: BOND MEETING
Record Date:  AUG 06, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     OR OTHERWISE INVOLVED IN OR RESULTING   FOR       FOR          Management
      FROM THE PROPOSALS, THIS EXTRAORDINARY
      RESOLUTION OR THEIR IMPLEMENTATION
      AND/OR THE AMENDMENTS AND
      MODIFICATIONS TO THE CONDITIONS, THE
      MASTER DEFINITIONS AND CONSTRUCTION
      SCHEDULE, THE LIQUIDITY FACILITY
      AGREEMENT,

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 19, 2022